                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/2006

                                   ----------

Check Here if Amendment [ ]; Amendment Number:
                                               ---------

This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GEM Realty Advisors, L.L.C.
Address: 900 N. Michigan Avenue
         Suite 1450
         Chicago, IL 60611

Form 13F File Number: 28-10863

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

           GEM Capital, L.L.C.     GEM Capital, L.L.C.     GEM Capital, L.L.C.

Name:        Michael A. Elrad        Barry A. Malkin         Norm S. Geller
Title:             V.P.                    V.P.                    V.P.
Phone:         312-915-2864            312-915-2877            312-915-3577

Signature, Place, and Date of Signing:


/s/ Michael A. Elrad   Chicago, Illinois    8/14/2006
--------------------   -----------------   ----------
     [Signature]         [City, State]       [Date]


/s/ Barry A. Malkin    Chicago, Illinois    8/14/2006
--------------------   -----------------   ----------
     [Signature]         [City, State]       [Date]


/s/ Norm S. Geller     Chicago, Illinois    8/14/2006
--------------------   -----------------   ----------
     [Signature]         [City, State]       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for This Manager:

[If there are no entries in this list, omit this section.]

Form 13F File Number   Name
--------------------   -----

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            20

Form 13F Information Table Value Total:       299,413
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None

                                 GEM 13F FILING
                                  June 30, 2006

                                                             VALUE                           INVESTMENT    OTHER      VOTING
NAME OF ISSUER                 TITLE OF CLASS     CUSIP    (X$1,000)     SHRS     PUT/CALL   DISCRETION   MANAGERS     SOLE
-----------------------------  ---------------  ---------  ---------  ----------  --------   ----------   --------  ----------
AVALONBAY CMNTYS INC                 COM        053484101     17,941     162,184              SOLE                     162,184
HILTON HOTELS CORP                   COM        432848109     38,999   1,379,027              SOLE                   1,379,027
HOST HOTELS & RESORTS INC            COM        44107P104     35,957   1,644,102              SOLE                   1,644,102
INTRAWEST CORPORATION              COM NEW      460915200      4,651     145,981              SOLE                     145,981
ISTAR FINL INC                       COM        45031U101      4,451     117,903              SOLE                     117,903
M D C HLDGS INC                      COM        552676108     13,848     266,673              SOLE                     266,673
MACERICH CO                          COM        554382101     11,400     162,388              SOLE                     162,388
MARRIOTT INTL INC NEW               CL A        571903202     35,621     934,433              SOLE                     934,433
MFA MTG INVTS INC                    COM        55272X102      2,016     292,974              SOLE                     292,974
MILLS CORP                           COM        601148109     12,863     480,878              SOLE                     480,878
NATIONWIDE HEALTH PPTYS INC          COM        638620104      6,367     282,834              SOLE                     282,834
RECKSON ASSOCS RLTY CORP             COM        75621K106     13,873     335,267              SOLE                     335,267
REGENCY CTRS CORP                    COM        758849103      9,866     158,739              SOLE                     158,739
RYLAND GROUP INC                     COM        783764103     14,245     326,956              SOLE                     326,956
SBA COMMUNICATIONS CORP              COM        78388J106      5,228     199,997              SOLE                     199,997
SL GREEN RLTY CORP                   COM        78440X101     23,169     211,644              SOLE                     211,644
SPIRIT FIN CORP                      COM        848568309      9,768     867,499              SOLE                     867,499
STARWOOD HOTELS & RESORTS WRLD   PAIRED CTF     85590A203      4,087      67,737              SOLE                      67,737
TOLL BROTHERS INC                    COM        889478103     24,785     969,284              SOLE                     969,284
VENTAS INC                           COM        92276F100     10,279     303,409              SOLE                     303,409
                                                --------------------------------                                    ----------
                                                  Total:     299,413   9,309,909                                     9,309,909
                                                ================================                                    ==========